Reconciliation to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the Plan's financial statements to amounts included in the Plan's Form 5500:

	December 31
	2025	2024
Net assets available for benefits per the Plan’s financial statements	$69,462,449	$63,855,280
Add refund of excess contribution payable at end of year	—	—
Less participants deemed distributed loans	(53,611)	(51,386)
Net assets available for benefits per the Plan’s Form 5500	$69,408,838	$63,803,894
The following is a reconciliation of changes in net assets available for benefits per the Plan’s financial statements to amounts included in the Plan’s Form 5500:

Year ended December 31, 2025
Changes in net assets available for benefits per the Plan’s financial statements	$5,607,169
Add refund of excess contribution payable at end of year	—
Less refund of excess contribution payable at beginning of year	—
Change in participants deemed distributed loans at end of year	(2,225)
Change in net assets available for benefits per the Plan’s Form 5500	$5,604,944